TRADE RECEIVABLES (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Balance at beginning of the year	$ 5
Increase in allowance for doubtful debts	18
Effect of foreign exchange differences	2
Balance at end of year	25
Discontinued Operation Held for sale [Member]
Balance at end of year	(25)
Continued Operation [Member]
Balance at end of year	$ 0